SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Net interest paid (received)	$677	$324	$313
Net income taxes paid (received)	52	87	9

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Accounts receivable	$208	$(81)	$(9)
Inventory	(67)	114	127
Prepayments and other	(12)	20	25
Accounts payable and other	(692)	(166)	(179)
Changes in non-cash working capital, net	$(563)	$(113)	$(36)

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$5,246	$5,189
Cash flows	7,629	187
Non-cash changes:
Acquisitions of subsidiaries	99	—
Foreign currency translation	22	(153)
Fair value	—	(24)
Other changes	(83)	47
Balance at end of year	$12,913	$5,246